Interbank Borrowings	12 Months Ended
Dec. 31, 2018
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Interbank Borrowings

Note 17 – Interbank Borrowings

a.	As of December 31, 2018 and 2017, interbank borrowings are as follows:

	As of December 31,
	2018	2017
	MCh$	MCh$
Loans obtained from local financial institutions
Banco de Chile	—	21,958
Banco BTG Pactual Chile	5,863	—

Subtotals	5,863	21,958

Loans obtained from foreign financial institutions
Sumitomo Mitsui Banking Corporation	242,883	145,156
Wells Fargo Bank, N.A.	209,615	157,029
Credicorp Capital SASAF	175,326	125,706
Bank of America, N.A.	153,546	248,514
IFC Corporación Financiera Internacional	145,817	187,507
Citibank N.A.	118,975	168,232
Scotia Fondos Sociedad Administradora de Fondos S.A.	108,979	62,205
Bank of Montreal	106,586	42,836
Corporación Andina de Fomento	104,273	30,724
BNP Paribas	91,072	39,480
Banco Crédito del Perú	90,022	31,031
Bancoldex S.A. (Colombia)	80,394	100,834
Commerzbank A.G.	75,032	89,274
BBVA Asset Management Continental S.A. (Perú)	73,481	39,791
Standard Chartered Bank	68,169	140,397
Bank of Nova Scotia	65,802	65,442
Banco Latinoamericano de Exportación	52,817	57,132
Interfondos S.A. Sociedad Administradora de Fondos	45,149	19,906
HSBC USA	43,214	15,362
Findeter S.A. Financiera del Desarrollo Territorial	38,364	49,528
Cobank C.B.	33,850	9,108
Mizuho Corporate Bank	31,763	39,480
Ing Bank NV	30,874	16,965
Apple Bank for Saving	18,147	12,290
Bancaribe Curacao Bank N.V.	12,694	13,831
Export Development Canada	11,199	30,724
Banco de Bogotá	8,560	4,118
China Construction Bank	5,155	14,133
Fondos SURA SAF S.A.C.	2,827	25,436
Shanghai Commercial & Savings Bank	2,244	6,145
The Export-IM Apple Bank for Saving	2,244	6,145
Bayern Landesbank	2,237	11,245
Banco República	1,805	15,119
Scotiabank Perú S.A	1,457	—
Corporación Financiera de Desarrollo S.A (Cofide)	—	10,407
Mercantil CA Banco Universal	—	17,395
Deg Deutsche Investitions	—	21,410
Kookmin Bank of New York	—	12,324
Other banks	67,288	91,811

Subtotals	2,321,860	2,174,172

Totals	2,327,723	2,196,130
c.	Interbank borrowings from financial institutions by maturity is as follows:

	As of December 31,
	2018	2017
	MCh$	MCh$
Within 1 year	1,829,814	1,475,588
After 1 year but within 2 years	319,870	422,911
After 2 years but within 3 years	17,595	106,260
After 3 years but within 4 years	77,993	15,154
After 4 years but within 5 years	11,644	73,536
After 5 years	70,807	102,681

Totals	2,327,723	2,196,130